OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2023
OTHER INCOME AND EXPENSES [Abstract]
OTHER INCOME AND EXPENSES
25	OTHER INCOME AND EXPENSES

This item consists of the following:

		2022
	2023	(Restated)	2021
	S/(000)	S/(000)	S/(000)
Other income
Net results from sale of loan portfolio	83,515	18,712	15,700
Rental income	46,836	44,257	35,218
Income from previous years	33,969	66,531	33,969
Contract resolution impact	6,559	5,352	16,817
Recovery of other accounts receivable and other assets	1,862	1,299	3,728
Net income from the sale of property, furniture and equipment	1,654	14,979	16,083
Gain from the sale of adjudicated assets	–	11,355	–
Others	266,258	105,561	145,052
Total other income	440,653	268,046	266,567

		2022
	2023	(Restated)	2021
	S/(000)	S/(000)	S/(000)
Other expenses
Derecognition of intangibles due to withdrawals and dismissed projects	96,978	25,140	17,630
Provision for sundry risks, see Note 12(j)	95,873	43,846	70,824
Losses due to operational risk	66,302	74,512	58,956
Association in participation	53,097	40,955	47,176
Administrative and tax penalties	28,882	1,626	1,601
Donations	23,354	16,362	9,949
Expenses on improvements in building for rent	17,445	18,962	23,814
Provision for other accounts receivable	11,975	18,736	28,324
Operating expenses due to COVID-19	7,775	20,177	50,107
Others	132,920	103,982	126,733
Total other expenses	534,601	364,298	435,114